Subordinated debentures - Summary of Net of Holdings in Debentures (Detail) ¥ in Millions, $ in Millions, $ in Millions, $ in Millions	12 Months Ended
	Oct. 31, 2018 CAD ($)	Oct. 31, 2017 CAD ($)	Oct. 31, 2018 USD ($)	Oct. 31, 2018 TTD ($)	Oct. 31, 2018 JPY (¥)
Disclosure of Detailed Information About Borrowings [Line items]
Dated subordinated liabilities	$ 9,141	$ 9,277
Deferred financing costs	(10)	(12)
Subordinated debentures	$ 9,131	9,265
July 17, 2024 [member]
Disclosure of Detailed Information About Borrowings [Line items]
Maturity	Jul. 17, 2024
Redemption date	Jul. 17, 2019
Interest rate	3.04%		3.04%	3.04%	3.04%
Dated subordinated liabilities	$ 998	1,002
June 4, 2025 [member]
Disclosure of Detailed Information About Borrowings [Line items]
Maturity	Jun. 4, 2025
Redemption date	Jun. 04, 2020
Interest rate	2.48%		2.48%	2.48%	2.48%
Dated subordinated liabilities	$ 988	992
January 20, 2026 [member]
Disclosure of Detailed Information About Borrowings [Line items]
Maturity	Jan. 20, 2026
Redemption date	Jan. 20, 2021
Interest rate	3.31%		3.31%	3.31%	3.31%
Dated subordinated liabilities	$ 1,443	1,456
January 27, 2026 [member]
Disclosure of Detailed Information About Borrowings [Line items]
Maturity	Jan. 27, 2026
Interest rate	4.65%		4.65%	4.65%	4.65%
Dated subordinated liabilities	$ 1,813	1,882	$ 1,500
September 29, 2026 [member]
Disclosure of Detailed Information About Borrowings [Line items]
Maturity	Sep. 29, 2026
Redemption date	Sep. 29, 2021
Interest rate	3.45%		3.45%	3.45%	3.45%
Dated subordinated liabilities	$ 988	1,014
December 6, 2024 [member]
Disclosure of Detailed Information About Borrowings [Line items]
Maturity	Dec. 6, 2024
Redemption date	Dec. 06, 2019
Interest rate	2.99%		2.99%	2.99%	2.99%
Dated subordinated liabilities	$ 1,978	2,003
June 29, 2085 [member]
Disclosure of Detailed Information About Borrowings [Line items]
Maturity	June 29, 2085
Dated subordinated liabilities	$ 229	$ 224	$ 174
Redemption date		Any interest payment date
October 1, 2083 [member]
Disclosure of Detailed Information About Borrowings [Line items]
Maturity	Oct. 1, 2083
Dated subordinated liabilities	$ 224	$ 224
Redemption date		Any interest payment date
June 26, 2037 [member]
Disclosure of Detailed Information About Borrowings [Line items]
Maturity	Jun. 26, 2037
Redemption date	Jun. 26, 2017
Interest rate	2.86%		2.86%	2.86%	2.86%
Dated subordinated liabilities | ¥					¥ 10,000
August 12, 2019 [member]
Disclosure of Detailed Information About Borrowings [Line items]
Maturity	Aug. 12, 2019
Interest rate	9.00%		9.00%	9.00%	9.00%
Dated subordinated liabilities	$ 103	$ 106	$ 75
July 15, 2022 [member]
Disclosure of Detailed Information About Borrowings [Line items]
Maturity	Jul. 15, 2022
Interest rate	5.38%		5.38%	5.38%	5.38%
Dated subordinated liabilities	$ 208	207	$ 150
June 8, 2023 [member]
Disclosure of Detailed Information About Borrowings [Line items]
Maturity	Jun. 8, 2023
Interest rate	9.30%		9.30%	9.30%	9.30%
Dated subordinated liabilities	$ 110	110
November 1, 2027 [member]
Disclosure of Detailed Information About Borrowings [Line items]
Maturity	Nov. 1, 2027
Redemption date	Nov. 01, 2022
Interest rate	4.75%		4.75%	4.75%	4.75%
Dated subordinated liabilities	$ 59	$ 57		$ 300